Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information

(CAD$ in millions)	December 31, 2022	December 31, 2021
Cash and cash equivalents
Cash	$259	$637
Investments with maturities from the date of acquisition of three months or less	1,624	790
	$1,883	$1,427

(CAD$ in millions)	2022	2021
Net change in non-cash working capital items
Trade and settlement receivables	$478	$(670)
Inventories	(421)	(412)
Prepaids and other current assets	(401)	(105)
Trade accounts payable and other liabilities	237	303
	$(107)	$(884)